Convertible Loans (Details) - Schedule of Option Pricing Model to Determine Fair Values of the Derivative Components - Convertible Loan [Member]	12 Months Ended
Dec. 31, 2022
Schedule of Fair Values of the Derivative Components [Line Items]
Volatility	62.00%
Dividend yield
Bottom of range [member]
Schedule of Fair Values of the Derivative Components [Line Items]
Risk-free rate	2.80%
Top of range [member]
Schedule of Fair Values of the Derivative Components [Line Items]
Risk-free rate	4.50%